Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Concord Medical Services Holdings Ltd
Entity Central Index Key	0001472072
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Entity File Number	001-34563
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 2701-05, Tower A, Global Trade Center
Entity Address, Address Line Two	36 North Third Ring Road, Dongcheng District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100013
Entity Address, Country	CN
Auditor Name	Shandong Haoxin Certified Public Accountants Co., Ltd.
Auditor Firm ID	5035
Auditor Location	Weifang, People’s Republic of China
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Mr. Boxun Zhang
Entity Address, Address Line One	Room 2701-05, Tower A, Global Trade Center
Entity Address, Address Line Two	36 North Third Ring Road, Dongcheng District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100013
Entity Address, Country	CN
Local Phone Number	10) 5903 6688
Contact Personnel Fax Number	5957-5252
City Area Code	86
Ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	130,251,685
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	CCM
Title of 12(b) Security	American depositary shares, each representing three Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NYSE
Common Class A
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	84,463,737
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Common Class B
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	45,787,948